Short-term Investments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Short term investments
Short-term investments	$ 231,074	$ 96,011
Bank deposits maturing over three months | Weighted average
Short term investments
Effective interest rate (in percentage)	1.63%	2.65%
Bank deposits maturing over three months | Minimum
Short term investments
Bank deposit maturity period (in days)	91 days	91 days
Bank deposits maturing over three months | Maximum
Short term investments
Bank deposit maturity period (in days)	129 days	129 days
U.S. dollar ("US$")
Short term investments
Short-term investments	$ 198,240	$ 73,986
Renminbi ("RMB")
Short term investments
Short-term investments	13,440
Hong Kong dollar ("HK$")
Short term investments
Short-term investments	$ 19,394	$ 22,025